SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
SEGMENT INFORMATION

24.         SEGMENT INFORMATION

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer of the Company, who reviews financial information of operating segments when making decisions about allocating resources and assessing performance of the Group. An operating segment is a component of the Group that engages in business activities from which it may earn revenues and incur costs, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Group’s CODM.

For the year ended December 31, 2018, the Group’s CODM identified three operating segments, including kindergartens, play-and-learn centers and others. For the years ended December 31, 2019 and 2020, the Group’s CODM added an operating segment when making decisions about allocating resources and assessing performance of the Group due to new business and developments acquired in Singapore, and accordingly identified four operating segments, including PRC kindergartens, PRC play-and-learn centers, Singapore kindergartens, student care centers and others, and others.

24.         SEGMENT INFORMATION - continued

The Group’s CODM evaluates performance based on each reporting segment’s revenue, costs of revenues and gross profit (loss). Revenues, cost of revenues and gross profits (loss) by segment are presented below. Separate financial information of operating income by segment is not available.

	Years ended December 31,
	2018	2019	2020

Net revenues:
PRC kindergartens	124,175	131,427	68,319
PRC play-and-learn centers	26,777	24,901	12,215
Singapore kindergartens, student care centers and others	—	19,073	25,964
Others	5,546	6,882	3,217
Total net revenues	156,498	182,283	109,715

Cost of revenues:
PRC kindergartens	108,140	113,315	78,901
PRC play-and-learn centers	15,694	14,269	8,610
Singapore kindergartens, student care centers and others	—	16,200	21,513
Others	7,030	11,750	7,877
Total cost of revenues	130,864	155,534	116,901

Gross profit (loss)
PRC kindergartens	16,035	18,112	(10,582)
PRC play-and-learn centers	11,083	10,632	3,605
Singapore kindergartens, student care centers and others	—	2,873	4,451
Others	(1,484)	(4,868)	(4,660)
Total gross profit (loss)	25,634	26,749	(7,186)

The Group’s CODM does not review the financial position by operating segments, thus total assets by operating segment is not presented.

Geographical information

The Company’s operations are located in the PRC and Singapore. The Company’s revenues and long lived assets by geographic areas (based on location of customers) are detailed below:

	Years ended December 31,
	2018	2019	2020
Net Revenues:
PRC	156,498	163,210	83,751
Singapore	—	19,073	25,964
	156,498	182,283	109,715

	As of December 31,
	2019	2020
Long-lived assets:
PRC	208,579	128,206
Singapore	9,765	15,600
	218,344	143,806